Document and Entity Information Document and Entity Information	Apr. 30, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 30, 2021
Entity Registrant Name	ALIGN TECHNOLOGY, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	0-32259
Entity Tax Identification Number	94-3267295
Entity Address, Address Line One	410 North Scottsdale Road, Suite 1300
Entity Address, City or Town	Tempe
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85281
City Area Code	408
Local Phone Number	470-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.0001 par value
Trading Symbol	ALGN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001097149
Amendment Flag	false